Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2024
Subsequent Event [Line Items]
Convertible preferred stock dividends paid			$ 797,000	$ 871,000	$ 537,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchased shares	44,557
cash	$ 197
Subsequent Event [Member] | Ballast Water Treatment System Installation [Member]
Subsequent Event [Line Items]
Shares issued						82,013
Secured debt						$ 26,625,000
cash						$ 14,500,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares repurchased, value	$ 197,000
Repurchased shares	44,557
Subsequent Event [Member] | Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Cash dividends per share		$ 0.1615
Convertible preferred stock dividends paid		$ 196,000